15. FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value measurement on recurring basis
	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–
Derivative liabilities	$–	$–	$516,610	$516,610
Total	$–	$–	$516,610	$516,610

	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–
Derivative liabilities	$–	$–	$689,093	$689,093
Total	$–	$–	$689,093	$689,093

Summary of changes in the fair value of derivative liabilities
Derivative Liabilities
Balance, December 31, 2013	$689,093

Transfers in (out) at mark-market value on date of payoff or conversion	(284,042)

Transfers in upon reclassification from equity	13,202

Transfers in upon initial fair value of derivative liabilities	139,765

Gain from change in fair value of derivative liabilities	(41,408)

Balance, March 31, 2014	$516,610

Total gain for the three month period included in earnings relating to the liabilities held at March 31, 2014	$41,408

Derivative Liability
Balance, December 31, 2011	$237,395

Transfers out at mark-market value on date of payoff or conversion	(331,717)

Transfers in upon initial fair value of derivative liability	798,826

Gain from change in fair value of derivative liability	(174,719)

Balance, December 31, 2012	$529,785

Transfers out at mark-market value on date of payoff or conversion	(348,464)

Transfers in upon initial fair value of derivative liability	1,290,328

Gain from change in fair value of derivative liability	(782,556)

Balance, December 31, 2013	689,093

Total gain for the period included in earnings relating to the derivative liabilities held at December 31, 2013	$782,556